SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

b.	Financial statements in U.S. dollars:

The Company's revenues are generated in U.S. dollars (USD), Australian dollars (AUD), Canadian dollars (CAD), Euros (EUR), Singapore dollars (SGD), British pound (GBP) and New Israeli Shekels (NIS). In addition, most of the Company's costs are incurred in USD, NIS, EUR, CAD, AUD and SGD.

The Company’s management believes that the USD is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the USD.

The functional currency of the majority of the Company's foreign subsidiaries is the local currency in which the relevant subsidiary operates.

Accordingly, monetary accounts maintained in currencies other than the USD are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters" (ASC 830). All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-USD currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of the Company’s subsidiaries of which the functional currency is not the USD have been translated into the USD. All amounts on the balance sheets have been translated into the USD using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the USD using the monthly average exchange rate in accordance with ASC 830. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss), net in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly and majority-owned subsidiaries. Inter-company transactions and balances, including profit from inter-company sales not yet realized outside of the Company, have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with original maturities of more than three months but less than one year. Short-term bank deposits are presented at their cost, which approximates their fair value.

f.	Derivatives:

ASC 815, “Derivative and Hedging” ("ASC 815"), requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period during which the hedged transaction affects earnings.

The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency salary and other recurring payments during the periods, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted salary expenses denominated in NIS.

These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match the underlying transactions being hedged.

As of December 31, 2017 the Company did not have any outstanding forward NIS transactions. As of December 31, 2016 the unrealized gain recorded in accumulated other comprehensive income (loss) from the Company's currency forward NIS transactions were $28. At December 31, 2016, the notional amounts of foreign exchange forward contracts which the Company entered into were $13,303.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward and options contracts to limit its exposure to foreign currencies. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2017 and 2016, the notional amount of foreign exchange forward and option contracts into which the Company entered was $114,582 and $131,470, respectively. The foreign exchange forward and options contracts will expire at various times through December, 2018.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2017	2016

Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	$717	$2,539

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$-	$31

Total		$717	$2,570

Derivative Liabilities

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	$(921)	$(533)

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$-	$(3)

Total		$(921)	$(536)

	Gain Recognized in Other Comprehensive Income (loss), net		Gain (loss) Recognized in Statements of Income
	Year ended December 31,		Statements of Income	Year ended December 31,
	2017	2016	Item	2017	2016

Derivatives designated as hedging instruments :
Foreign exchange forward contract	$-	$28	Cost of revenues and Operating expenses	$1,142	$111

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	(1,756)	1,261

Total	$-	$28		$(614)	$1,372

g.	Inventories:

Inventories are stated at the lower of cost and net realizable value. The Company periodically evaluates the quantities on hand relative to historical and projected sales volumes, current and historical selling prices and contractual obligations to maintain certain levels of  raw material quanteties. Based on these evaluations, inventory provision is provided to cover risks arising from slow-moving items, discontinued products, excess inventories, net realizable value lower than cost and adjusted revenue forecasts.

Cost is determined as follows:

Raw Materials - cost is determined on a standard cost basis which approximates actual costs on a weighted average basis.

Work-in-progress and finished products - are based on standard cost (which approximates actual cost on a weighted average basis) which includes raw materials cost, labor and manufacturing overhead.

Finished goods are stated at the lower of cost and net realizable value.

The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2017	2016

Inventory provision, beginning of year	$10,183	$8,985
Increase in inventory provision	13,585	4,168
Write off	(12,405)	(2,970)

Inventory provision, end of year	$11,363	$10,183

h.	Property, plant and equipment, net:

1.	Property, plant and equipment are stated at cost, net of accumulated depreciation and investment grants.

2.
Costs recorded prior to a production line completion are reflected as construction in progress, which are recorded to land, building and machinery assets at the date of purchase. Construction in progress includes direct expenditures for the construction of the production line and is stated at cost. Capitalized costs include costs incurred under the construction contract: advisory, consulting and direct internal costs (including labor) and operating costs incurred during the construction and installation phase.

3.	Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

The Company has accounted for its assets that are under a capital lease arrangement in accordance with ASC 840 "Leases" ("ASC 840"). Accordingly, assets under a capital lease are stated as assets of the Company on the basis of ordinary purchase prices (without the financing component), and depreciated according to the shorter of the lease term and the usual depreciation rates applicable to such assets.

Lease payments payable in forthcoming years, net of the interest component included in them, are included in liabilities. The interest in respect of such amounts is accrued on a current basis and is charged to earnings.

i.	Impairment of long-lived assets:

The Company's long-lived assets, tangible and finite-lived intangible assets (other than goodwill), are reviewed for impairment in accordance with ASC 360 "Property, Plant and Equipment" ("ASC 360") whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. No impairment losses were identified during any period presented.

In addition to the recoverability assessment, the Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company reduces the estimated useful life assumption for any asset, the remaining unamortized balance would be amortized or depreciated over the revised estimated useful life.

j.	Goodwill and other intangibles assets:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles-Goodwill and Other" ("ASC 350") goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

In the evaluation of goodwill for impairment, the Company has the option to perform a qualitative assessment to determine whether further impairment testing is necessary or to perform a quantitative assessment by comparing the fair value of a reporting unit to its carrying amount, including goodwill. Under the qualitative assessment, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. If under the quantitative assessment the fair value of a reporting unit is less than its carrying amount, then the amount of the impairment loss, if any, must be measured under step two of the impairment analysis. In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently, if impairment indicators are present. The Company operates in one operating segment. Each of the Company's subsidiaries could be considered to be reporting units; however, the Company concluded that all of the Company's components should be aggregated and deemed as a single reporting unit for the purpose of performing the goodwill impairment test in accordance with ASC 350-20-35-35, since they have similar economic characteristics.

Goodwill was tested for impairment by comparing its fair value with its carrying value. As required by ASC 820, "Fair Value Measurements", the Company applies assumptions that market place participants would consider in determining the fair value of reporting unit. No impairment of goodwill was identified during any period presented.

Acquired intangible assets other than goodwill are amortized over their weighted average amortization period unless they are determined to be indefinite. Acquired intangible assets are carried at cost, less accumulated amortization. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish the carrying value. The fair value of acquired intangible assets is determined using common techniques, and the Company employs assumptions developed using the perspective of a market participant.

k.	Warranty:

The Company generally provides a standard warranty of three to ten years for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides the details of the change in the Company's warranty accrual:

	2017	2016

January 1,	$2,275	$2,173
Charged to costs and expenses relating to new sales	1,816	1,325
Costs of product warranty claims	(1,446)	(1,225)
Foreign currency translation adjustments	(51)	2

December 31,	$2,594	$2,275

l.	Revenue recognition:

The Company derives its revenues from sales of quartz surfaces mostly through a combination of direct sales in certain markets and indirectly through a network of distributors in other markets.

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" (ASC 605) when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is probable and no further obligations exist.

The Company's products that are sold through agreements with exclusive distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors to be end-consumers.

For certain revenue transactions with specific customers, the Company is responsible also for the fabrication and installation of its products. The Company recognizes such revenues upon receipt of acceptance evidence from the end consumer which occurs upon completion of the installation.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns rebates and discounts to costumers in accordance with ASC 605, which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

m.	Research and development costs:

Research and development costs are charged to the statement of income as incurred.

n.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" (ASC 740). This statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

Commencing January 1, 2017 the Company adopted ASU 2015-17, pursuant to such ASU, as of December 31, 2017 deferred tax assets and liabilities are presented as noncurrent items on Company’s balance sheet. Prior periods were not retrospectively adjusted.

The Company accounts for its uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company classifies interest and penalties on income taxes as taxes on income.

o.	Advertising expenses:

Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2017, 2016 and 2015 were $28,047, $25,582 and $22,380, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables. The Company's cash and cash equivalents are invested primarily in USD,  mainly with major banks in Israel.

The Company's trade receivables are derived from sales to customers located mainly in the United States, Australia, Canada, Israel and Europe. The Company performs ongoing credit evaluations of its customers and to date has not experienced any substantial losses. In certain circumstances, the Company requires letters of credit or prepayments. An allowance for doubtful accounts is provided with respect to specific receivables that the Company has determined to be doubtful of collection. For those receivables not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

No customer represented 10% or more of the Company’s total accounts receivables, net as of  December 31, 2017 and 2016.

The following table provides the detail of the change in the Company's allowance for doubtful accounts:

	2017	2016

January 1,	$1,283	$1,221
Charges to expenses	164	172
Write offs	(325)	(116)
Foreign currency translation adjustments	57	6

December 31,	$1,179	$1,283

q.	Severance pay:

The Company's liability for severance pay, with respect to its Israeli employees, is calculated pursuant to Israeli severance pay law and employee agreements based on the most recent salary of the employees. The Company's liability for all of its Israeli employees is provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Some agreements with employees specifically state, in accordance with section 14 of the Severance Pay Law, 1963 ("Section 14"), that the Company's contributions for severance pay shall be instead of severance compensation and that upon release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee.

Further, since the Company has signed agreements with its employees under Section 14, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expenses for the years ended December 31, 2017, 2016 and 2015 amounted to approximately $1,813, $1,576 and $1,451, respectively.

r.	Fair value of financial instruments:

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (meaning, the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1-	Quoted prices in active markets for identical assets or liabilities.

Level 2-	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3-	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2017 and 2016:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$717	$-	$717
Foreign currencies derivative liabilities	$-	$(921)	$-	$(921)

Total	$-	$(204)	$-	$(204)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,570	$-	$2,570
Foreign currencies derivative liabilities	$-	$(536)	$-	$(536)

Total	$-	$2,034	$-	$2,034

The carrying amounts of financial instruments not measured at fair value, including cash and cash equivalents, short-term bank deposits, trade receivables, trade payables and short term loans, approximate their fair value due to the short-term maturities of such instruments. The carrying amount of long-term loans approximates their fair value.

s.	Basic and diluted net income per share:

Basic net income per share ("Basic EPS") is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per share ("Diluted EPS") gives effect to all dilutive potential ordinary shares outstanding during the period. The computation of Diluted EPS does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings. The dilutive effect of outstanding stock options is computed using the treasury stock method. For the years ended December 31, 2017, 2016 and 2015 there were 1,060,000, 804,000 and 786,900 outstanding stock options, respectively, that were excluded from the computation of Diluted EPS, that would have had an anti dilutive effect if included.

t.	Comprehensive income and accumulated other comprehensive income (loss):

Comprehensive income consists of two components, net income and other comprehensive income ("OCI"). OCI refers to revenue, expenses, and gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Company’s OCI consists of foreign currency translation adjustments from those subsidiaries not using the USD as their functional currency and net deferred gains and losses on certain derivative instruments accounted for as cash flow hedges.

The total accumulated other comprehensive income ("AOCI"), net was comprised as follows:

	December 31,
	2017	2016

Accumulated gains on derivative instruments	$-	$28
Accumulated foreign currency translation differences	683	(1,178)

Total accumulated other comprehensive income (loss), net	$683	$(1,150)

The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance at December 31, 2015	$20	$(1,912)	$(1,892)
Other comprehensive income (loss) before reclassifications	119	734	853
Amounts reclassified from AOCI	(111)	-	(111)

Net current period OCI	8	734	742

Balance at December 31, 2016	$28	$(1,178)	$(1,150)
Other comprehensive income (loss) before reclassifications	1,114	1,861	2,975
Amounts reclassified from AOCI	(1,142)	-	(1,142)

Net current period OCI	(28)	1,861	1,833

Balance at December 31, 2017	$-	$683	$683

The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Income, and the associated financial statement line item, for 2017 and 2016:

	December 31,
Affected line item in the consolidated statements of income	2017	2016

Cost of revenues	$914	$90
Research and development	23	2
Marketing and selling	91	9
General and administrative	114	10

Total gain	$1,142	$111

u.	Accounting for stock-based compensation:

1.	Equity share based payment:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model.

The Company accounts for employees and direcotrs’ share-based payment awards classified as equity awards using the grant-date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period. The Company elected to recognize compensation expense for an award that has a graded vesting schedule using the accelerated method.

The Company  adopted ASU 2016-09 "Improvements to Employee Share-Based Payment Accounting” in the first quarter of fiscal year 2017 and elected to account for forfeitures as they occur (see also Note 2z).

The exercise price of each option is generally Company's stock price on the date of the grant. Options generally become exercisable over approximately three to four-year period, subject to the continued employment. All options expire after 7 years from the date of grant. In addition, commencing in 2015 the Company granted certain of its employees and officers with restricted stock units ("RSUs"), vesting over approximately a four-year period from the grant date. RSUs fair value is measured at the grant date based on the market value of Company's common stock. RSUs that are cancelled or forfeited become available for future grants.

In 2017 and 2016, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Expected volatility	43.9%	40.9%
Risk-free interest rate	2.1%	1.1%
Expected life (in years)	6.13	4.78

The Company used volatility data in accordance with ASC 718. Commencing 2016 volatility calculation was based on Company's historical data. For grants made until 2015, the computation of historical volatility was derived from a combination of Company's historical volatility and comparable companies' historical volatility for similar contractual terms.

The computation of risk free interest rate is based on the rate available on the date of grant of a zero-coupon U.S. government bond with a remaining term equal to the expected term of the option.

The expected term of options granted is calculated using the simplified method (being the average between the vesting periods and the contractual life of the options). The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate.

The dividend yield is zero, due to a dividend adjustment mechanism with respect to the exercise price upon payment of a dividend.

2.	Phantom share-based payment:

During 2014, the Company granted several of its employees a right to a bonus payment based on an increase in the Company’s share value (the "phantom award") under which the employees are entitled to receive in cash or shares the difference between exercise price, subject to adjustments for dividend distributions made until the actual payment of the bonus and the value of the Company’s ordinary shares with such bonus right vesting over a four-year period on an annual basis.

According to ASC 718-10, “instruments that are required to be cash-settled (e.g., cash-settled stock appreciation rights) or require cash settlement on the occurrence of a contingent event that is considered probable” should be treated as a liability. As such, in this case the share-based compensation is accounted for as a liability award. According to ASC 718-10, in connection with the measurement of the liability settlement, the value of the award should be measured each reporting date until settlement. The fair value of the phantom award was calculated using the Binominal option pricing model.

On October 27, 2015, the Company's board of directors approved the grant of stock options and RSUs as a partial replacement for the phantom awards previously granted during 2014.

A change in the terms or conditions of the phantom awards is accounted for as a modification under ASC 718. On the date of modification, the amounts previously recorded as a share-based compensation liability are reclassified and recorded as a component of equity by a credit to additional paid-in capital. The Company reclassified during the year ended December 31, 2015 an amount of approximately $195 pursuant to the modification. Any incremental fair value, if any, of the modified award over the fair value of the original award immediately before its terms are modified is recognized over the remaining requisite service period.

The Company estimated the fair value of the remaining phantom awards, using the binominal option pricing model with the following weighted average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Expected volatility	45.5%	46.9%
Risk-free interest rate	2.0%	1.8%
Expected life (in years)	3.3	4.3

As of December 31, 2017 and 2016, the Phantom liability balance was $32 and $100, respectively. As of December 31, 2016, compensation cost related to the phantom award was fully recognized.

v.	Redeemable non-controlling interest:

The Company is party to a put and call arrangement with respect to the remaining 45% non-controlling interest in Caesarstone Canada, Inc. Due to the existing put and call arrangements, the non-controlling interest is considered to be redeemable and is recorded on the balance sheet as a redeemable non-controlling interest outside of permanent equity. The redeemable non-controlling interest is recognized at the higher of: i) the accumulated earnings associated with the non-controlling interest, or ii) the redemption value as of the balance sheet date.

The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2017	2016	2015

Beginning of the year	$12,939	$8,841	$8,715
Net income attributable to non-controlling interest	1,356	1,887	1,692
Dividend paid (*)	-	(243)	-
Adjustment to redemption value	1,137	2,248	-
Foreign currency translation adjustments	1,049	206	(1,566)

Redeemable non-controlling interest - end of the year	$16,481	$12,939	$8,841

(*) In 2016 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.

w.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, “Internal-Use Software”. The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over its useful life.

x.	Contingencies:

The Company is involved in various product liability, commercial, government investigations, environmental claims and other legal proceedings that arise from time to time in the course of business. The Company records accruals for these types of contingencies to the extent that the Company concludes their occurrence is probable and that the related liabilities are estimable. When accruing these costs, the Company will recognize an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. The Company records anticipated recoveries under existing insurance contracts that are probable of occurring at the amount that is expected to be collected. Legal costs are expensed as incurred. For unasserted claims or assessments, the Company followed the accounting guidance in ASC 450-20-50-6, 450-20-25-2 and 450-20-55-2 in which the Company must first determine that the probability that an assertion will be made is likely, then, a determination as to the likelihood of an unfavorable outcome and the ability to reasonably estimate the potential loss is made.

y.	Treasury shares:

During the year ended December 31, 2016, the Company repurchased its common stock pursuant to a board-authorized share repurchase program through open market purchases The repurchases of common shares are accounted for as treasury shares, and resulted in a reduction of stockholders’ equity. The Company presents the cost to repurchase treasury shares as a separate component of shareholders' equity.

z.	Impact of recently issued accounting standards:

Recently issued and not yet adopted accounting standards:

1.
In May 2014, the FASB issued a new standard related to revenue recognition. Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flow arising from contracts with customers. The guidance permits two methods of modification: retrospectively to each prior reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method.). The guidance became effective for the Company as of January 1, 2018. The Company elected modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018. There will be no cumulative adjustment to the Company’s retained earnings. The Company identified that the main impact of the standard on the Company’s financial statements relates to the presentation of the provision for sales return which requires a gross presentation.

2.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) that will supersede current guidance related to accounting for leases. The guidance is intended to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The standard will be effective for the first interim period within annual periods beginning after December 15, 2018, with early adoption permitted. The standard is required to be adopted using the modified retrospective approach. The Company is evaluating the impact that adopting this guidance will have on its consolidated financial statements.

3.
In August 2016, the FASB issued ASU No. 2016-15 which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. This ASU is effective for annual and interim reporting periods beginning after December 15, 2017 and is applied retrospectively. Early adoption is permitted including adoption in an interim period. The Company will adopt the new standard effective January 1, 2018, and does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

4.
In June 2016, the FASB issued ASU 2016-13 amending how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The guidance requires the application of a current expected credit loss model which is a new impairment model based on expected losses. Under this model, an entity recognizes an allowance for expected credit losses based on historical experience, current conditions and forecasted information rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. This ASU is effective for interim and annual reporting periods beginning after December 15, 2019 with early adoption permitted for annual reporting periods beginning after December 15, 2018. We are currently evaluating the impact of the new guidance on our consolidated financial statements and related disclosures.

5.
In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. With ASU 2017-04, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination.  Instead, an entity will compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. ASU 2017-04 is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. ASU 2017-04 is not expected to have a material impact to the Company's consolidated financial position, results of operations or cash flows.

6.
In May 2017, the FASB issued ASU 2017-09, Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.  ASU 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in Topic 718 to a change in the terms or conditions of a share-based payment award.  ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718.  The amendments in ASU 2017-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2017.  Early adoption is permitted, including adoption in any interim period.  The amendments in ASU 2017-09 should be applied prospectively to an award modified on or after the adoption date. The Company will adopt the new standard effective January 1, 2018 and adoption of this standard is not expected to have a material impact on the consolidated financial statements.

7.
In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815), which targeted improvements to accounting for hedging activities, to simplify certain aspects of hedge accounting for both non-financial and financial risks and better align the recognition and measurement of hedge results with an entity’s risk management activities. ASU 2017-12 also amends certain presentation and disclosure requirements for hedging activities and changes how an entity assesses hedge effectiveness. ASU 2017-12 is effective for fiscal years and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact ASU 2017-12 will have on its consolidated financial statements and associated disclosures.

Recently issued and adopted accounting standards:

1.
In November 2015, the FASB issued ASU No. 2015-17 related to balance sheet classification of deferred taxes. The new guidance requires that deferred tax assets and liabilities be classified as noncurrent in a classified statement of financial position. . The Company adopted the ASU in the first quarter of fiscal year 2017. Prior periods were not retrospectively adjusted.

2.
In March 2016, the FASB issued ASU No. 2016-09, "Improvements to Employee Share-Based Payment Accounting." This ASU affects entities that issue share-based payment awards to their employees. The ASU is designed to simplify several aspects of accounting for share-based payment award transactions, which include the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and forfeiture rate calculations. The Company  adopted ASU 2016-09 in the first quarter of fiscal year 2017. The Company elected to account for forfeitures as they occur. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements.

aa.	Reclassifications:

Certain amounts previously reported in the consolidated financial statements have been reclassified to conform to current year presentation. Such reclassifications did not affect net income, shareholders’ equity or cash flows.